Fair Value of Financial Instruments	12 Months Ended
Feb. 28, 2017
Fair Value of Financial Instruments [Text Block]
14.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 28, 2017, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 28,
	Active Market	Inputs	Inputs	2017
	(Level 1)	(Level 2)	(Level 3)
Cash	$4,315,028	$-	$-	$4,315,028
Derivative liability	-	-	(46,352)	(46,352)
	$4,315,028	$-	$(46,352)	$4,268,676

The Company’s financial assets and financial liabilities as at February 29, 2016, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 29,
	Active Market	Inputs	Inputs	2016
	(Level 1)	(Level 2)	(Level 3)
Cash	$282,819	$-	$-	$282,819
Derivative liability	-	-	(59,990)	(59,990)

	$282,819	$-	$(59,990)	$222,829

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 9).